Litigation and legal proceedings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Loss Contingencies [Line Items]
Gain contingency, recorded amount	$ 0	$ 0	$ 51
Unfavorable regulatory action
Loss Contingencies [Line Items]
Litigation settlement paid	17
Pending litigation
Loss Contingencies [Line Items]
Litigation settlement paid	5
Positive outcome of litigation
Loss Contingencies [Line Items]
Gain contingency, recorded amount			51
Federal Trade Commission (FTC)
Loss Contingencies [Line Items]
Civil penalty paid	1
Japan Fair Trade Commission (JFTC)
Loss Contingencies [Line Items]
Surcharge	$ 5